Recoverable taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Recoverable taxes
Income tax	$ 12,058	$ 8,042
Value-added tax	435	168
Other taxes	1,095	471
Total	13,588	8,681
Current	7,511	8,483	$ 4,002
Non-current	$ 6,077	$ 198	$ 695